Annual Total Returns (Growth Portfolio - Growth Portfolio Annuity) (Growth Portfolio, Growth Portfolio - Growth Portfolio)	12 Months Ended
Dec. 31, 2014
Growth Portfolio | Growth Portfolio - Growth Portfolio
Annual Total Return
2014	13.79%
2013	35.28%
2012	18.43%
2011	(0.84%)
2010	11.81%
2009	35.05%
2008	(37.72%)
2007	10.22%
2006	1.91%
2005	11.49%